Operating Segment and Revenue Information - Schedule of Contract Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Receivables from contracts with customers
Trade receivables	¥ 617,518	¥ 707,487
Contract assets
Unbilled receivables	5,926	5,680
Contract liabilities
Deferred income	50,832	31,995
Advance payments	¥ 81	¥ 2,768